Fair Values of Assets and Liabilities (Details)	Dec. 31, 2011	Dec. 31, 2010
Prime Minimum [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	4.00%	4.00%
Lifetime probability of default rates	0.00%	0.00%
Lifetime loss severity rates	9.00%	16.00%
Discount margin	3.00%	3.00%
Prime Maximum [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	23.00%	28.00%
Lifetime probability of default rates	14.00%	14.00%
Lifetime loss severity rates	80.00%	100.00%
Discount margin	36.00%	30.00%
Prime Average [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	13.00%	13.00%
Lifetime probability of default rates	2.00%	1.00%
Lifetime loss severity rates	39.00%	41.00%
Discount margin	7.00%	6.00%
Non Prime Minimum [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	1.00%	1.00%
Lifetime probability of default rates	0.00%	0.00%
Lifetime loss severity rates	8.00%	10.00%
Discount margin	5.00%	3.00%
Non Prime Maximum [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	13.00%	13.00%
Lifetime probability of default rates	20.00%	20.00%
Lifetime loss severity rates	88.00%	88.00%
Discount margin	40.00%	40.00%
Non Prime Average [Member]
Valuation assumption ranges for Level 3 non-agency mortgage-backed securities
Estimated lifetime prepayment rates	6.00%	6.00%
Lifetime probability of default rates	7.00%	8.00%
Lifetime loss severity rates	54.00%	56.00%
Discount margin	11.00%	11.00%